This amended Form N-CEN filing replaces the registrant's Form
N-CEN, as previously filed under accession number
0001752724-23-278285. The previously filed Form N-CEN for question C.7 Reliance on Certain Rules was filled out incorrectly. This corrected Form N-CEN has been updated with the correct C.7 response by fund.